Share-based Compensation	12 Months Ended
Dec. 31, 2023
Share-based Compensation
Share-based Compensation

24.  Share-based Compensation

Compensation expenses recognized for share-based awards granted by the Company were as follows:

	For the Year Ended December 31,
	2021	2022	2023
Cost of sales	34,009	66,914	83,972
Research and development expenses	406,940	1,323,370	1,517,206
Selling, general and administrative expenses	569,191	905,612	767,863
Total	1,010,140	2,295,896	2,369,041

There was no income tax benefit recognized in the consolidated statements of comprehensive loss for share-based compensation expenses and the Group did not capitalize any of the share-based compensation expenses as part of the cost of any assets in the years ended December 31, 2021, 2022 and 2023.

(a) NIO Incentive Plans

In 2015, the Company adopted the 2015 Stock Incentive Plan (the “2015 Plan”), which allows the plan administrator to grant share options and restricted shares of the Company to its employees, directors, and consultants.

The Company granted both share options and restricted shares to the employees. The share options and restricted shares of the Company under 2015 Plan have a contractual term of ten years from the grant date, and vest over a period of four years of continuous service, one fourth (1/4) of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months. Under the 2015 Plan, share options granted to the non-NIO US employees of the Group are only exercisable upon the occurrence of an initial public offering by the Company.

In 2016, 2017 and 2018, the Board of Directors further approved the 2016 Stock Incentive Plan (the “2016 Plan”), the 2017 Stock Incentive Plan (the “2017 Plan”) and the 2018 Stock Incentive Plan (the “2018 Plan”). The share options of the Company under the 2016 Plan, 2017 Plan and 2018 Plan have a contractual term of seven or ten years from the grant date, and vest immediately or over a period of four or five years of continuous service.

The Group recognized the share options and restricted shares of the Company granted to the employees of the Group on a straight-line basis over the vesting term of the awards, net of estimated forfeitures.

(i) Share Options

The following table summarizes activities of the Company’s share options under the 2016, 2017 and 2018 Plans for the years ended December 31, 2021, 2022 and 2023:

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Options	Exercise	Remaining	Intrinsic
	Outstanding	Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2020	79,318,499	3.59	6.39	3,581,119
Granted	2,468,150	13.89	—	—
Exercised	(9,119,048)	2.31	—	—
Cancelled	(2,143,711)	12.59	—	—
Expired	(25,940)	19.03	—	—
Outstanding as of December 31, 2021	70,497,950	4.76	5.44	1,944,597
Granted	1,685,000	3.03	—	—
Exercised	(4,533,690)	2.58	—	—
Cancelled	(1,197,777)	10.76	—	—
Expired	(467,608)	12.03	—	—
Outstanding as of December 31, 2022	65,983,875	3.57	4.51	465,353
Granted	1,487,000	2.39	—	—
Exercised	(4,242,054)	2.63	—	—
Cancelled	(482,775)	10.25	—	—
Expired	(126,634)	37.34	—	—
Outstanding as of December 31, 2023	62,619,412	3.48	3.56	423,637
Vested and expected to vest as of December 31,2023	62,553,567	3.48	3.56	403,072
Exercisable as of December 31, 2023	58,961,360	3.35	3.43	399,989

The total share-based compensation expenses recognized for share options during the years ended December 31, 2021, 2022 and 2023 was RMB534,641, RMB379,178 and RMB201,023, respectively. The weighted-average grant date fair value for options granted under the Company’s 2016, 2017 and 2018 Plans during the years ended December 31, 2021, 2022 and 2023 was US$33.54, US$19.27 and US$6.66, respectively, computed using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	For the Year Ended December 31,
	2021				2022				2023
Exercise price (US$)	2.39	-	42.20		2.39	-	19.91		2.39	-	2.39
Fair value of the ordinary shares on the date of option grant (US$)	39.54	-	42.20		10.34	-	19.61		6.66	-	6.66
Risk-free interest rate	1.08%	-	1.47%		2.50%	-	2.56%		3.70%	-	3.70%
Exercise multiple			2.5	x			2.5	x			2.5	x
Expected dividend yield			0%				0%				0%
Expected volatility			55%				56%				57%
Expected forfeiture rate (post-vesting)			2%				1.5%				1.8%

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Company has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.

As of December 31, 2022 and 2023, there were RMB219,781 and RMB62,135 of unrecognized compensation expenses related to the stock options granted to the employees, which is expected to be recognized over a weighted-average period of 0.77 and 0.18 years, respectively.

(ii) Restricted shares

The fair value of each restricted share granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

Share-based compensation expenses of RMB20,820, RMB118,700 and RMB89,581 related to restricted shares granted to the employees of NIO US was recognized for the years ended December 31, 2021, 2022 and 2023, respectively.

The following table summarizes activities of the Company’s restricted shares to US employees under the 2016 Plan:

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2021	1,138,196	41.93
Granted	2,353,714	16.00
Vested	(291,069)	36.44
Forfeited	(232,483)	29.70
Unvested at December 31, 2022	2,968,358	23.87
Granted	1,190,820	10.02
Vested	(574,621)	23.97
Forfeited	(1,299,475)	20.66
Unvested at December 31, 2023	2,285,082	16.45

As of December 31, 2022 and 2023, there were RMB428,463 and RMB256,410 of unrecognized compensation expenses related to restricted shares granted to the employees of NIO US, which is expected to be recognized over a weighted-average period of 3.48 and 3.23 years, respectively.

The following table summarizes activities of the Company’s restricted shares to non-US employees under the 2017 and 2018 plan:

	Number of Restricted	Weighted Average
	Shares Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2021	22,899,941	33.02
Granted	31,944,551	15.12
Vested	(4,687,528)	34.49
Forfeited	(3,172,211)	28.42
Unvested at December 31, 2022	46,984,753	22.88
Granted	23,749,757	8.67
Vested	(9,789,008)	23.32
Forfeited	(7,166,686)	18.79
Unvested at December 31, 2023	53,778,816	16.15

As of December 31, 2022 and 2023, there were RMB6,525,925 and RMB5,366,095 of unrecognized compensation expenses related to restricted shares granted to the non-US employees, which is expected to be recognized over a weighted-average period of 3.32 and 3.02 years, respectively.

Share-based compensation expenses of RMB437,166 and RMB1,744,712 and RMB1,999,820 related to restricted shares granted to the non-US employees was recognized for years ended December 31, 2021, 2022 and 2023, respectively.

(b) Share-based compensation of subsidiaries

In November 2021, a subsidiary of the Company (“Subsidiary A”) adopted the 2021 Share Incentive Plan (the “A Plan”) which allows Subsidiary A to grant share options to its employees.

Under the A plan, the share options have a contractual term of ten years from the grant date, and vest over a period of four years of continuous service, one fourth (1/4) of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months.

Before the completion of Subsidiary A’s possible future initial public offering and listing, its employees are entitled to convert the vested share options to the Class A ordinary shares of the Company at a fixed conversion rate. The corresponding share options will be cancelled if the conversion right is exercised.

The following table summarizes activities of A Plan for the year ended December 31, 2023:

		Weighted	Weighted
	Number of	Average	Average	Aggregate
	Options	Exercise	Remaining	Intrinsic
	Outstanding	Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2021	31,931,249	0.00001	9.84	35,888
Vested	(1,387,401)	0.00001	—	—
Outstanding as of December 31, 2022	30,543,848	0.00001	8.84	34,337
Granted	7,525,378	0.00001	—	—
Exercised	(3,663,406)	—	—	—
Cancelled	(5,401,320)	—	—	—
Outstanding as of December 31, 2023	29,004,500	0.00001	7.87	43,526

For the year ended December 31, 2021, 2022 and 2023, the weighted average grant date fair values of options granted were US$1.12, US$1.12 and US$1.10 per share respectively. The estimated fair value of each option granted is estimated on the date of grant using the binominal option-pricing model with the assumptions (or ranges thereof) in the following table:

For the Year Ended
December 31,
2021, 2022 and 2023
Fair value of the ordinary shares on the date of option grant (US$)	1.00-1.01
Risk-free interest rate	1.58%
Expected term (in years)	10
Expected dividend yield	0%
Expected volatility	52%
Expected forfeiture rate (post-vesting)	2%

For the years ended December 31, 2021, 2022 and 2023, total share-based compensation expenses for the share options granted under A Plan were RMB17,513,RMB53,306 and RMB78,617 respectively. As of December 31, 2022 and 2023, there were RMB170,091 and RMB155,843 of unrecognized share-based compensation expenses related to the share options granted. The expenses were expected to be recognized over a weighted-average period of 2.2 and 1.3 years, respectively.